FORM N-PX / A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-06452

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Union Street Trust II

Fund Name: Fidelity AMT Tax-Free Money Fund (formerly Spartan Municipal Money Fund)

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: AUGUST 31

DATE OF REPORTING PERIOD: 06/30/2004

This filing reports vote activity previously unreported for the period ending 06/30/2004.

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Union Street Trust II

BY:  /s/ CHRISTINE REYNOLDS
-----------------------------------------------------
CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 10/31/2005 10:31:23 AM

EXHIBIT A

VOTE SUMMARY REPORT
Fidelity AMT Tax-Free Money Fund
07/01/2003 - 06/30/2004

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: FIDELITY TAX-FREE CASH CENTRAL FUND MEETING DATE: 04/14/2004
TICKER: -- SECURITY ID: 31635A501
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO AMEND THE DECLARATION OF TRUST TO ALLOW THE BOARD OF TRUSTEES, IF PERMITTED BY APPLICABLE LAW, TO AUTHORIZE FUND MERGERS WITHOUT SHAREHOLDER APPROVAL.	Management	For	For
2.1	ELECT J. MICHAEL COOK AS A DIRECTOR	Management	For	For
2.2	ELECT RALPH F. COX AS A DIRECTOR	Management	For	For
2.3	ELECT LAURA B. CRONIN AS A DIRECTOR	Management	For	For
2.4	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	For
2.5	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	For
2.6	ELECT ABIGAIL P. JOHNSON AS A DIRECTOR	Management	For	For
2.7	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	For
2.8	ELECT DONALD J. KIRK AS A DIRECTOR	Management	For	For
2.9	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	For
2.10	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	For
2.11	ELECT MARVIN L. MANN AS A DIRECTOR	Management	For	For
2.12	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	For
2.13	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	For
2.14	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	For